Subsequent events - Additional Information (Detail) $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 07, 2024 $ / shares	Jan. 31, 2024 aircraft	Jan. 29, 2024 flight	Feb. 28, 2016	Mar. 31, 2024 USD ($) award shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividend payable annual percentage				40.00%
Share-based compensation expense						$ 4.4	$ 5.2	$ 7.1
2024 Dividend Plan
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable (in dollars per share) | $ / shares	1.61
Dividend payable annual percentage	40.00%
Announcement of new equity awards
Disclosure of non-adjusting events after reporting period [line items]
Number of share-based compensation awards approved | award					3
Number of shares authorized for grant (in shares) | shares					50,176
Share-based arrangement, vesting period					3 years
Fair value of non-vested stock awards					$ 5.0
Share-based compensation expense					$ 2.3
Announcement of change in operations
Disclosure of non-adjusting events after reporting period [line items]
Number of flights cancelled | flight			1,788
Announcement of change in operations | B-737 Max 9
Disclosure of non-adjusting events after reporting period [line items]
Number of aircrafts suspended | aircraft		21